Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Related Parties [Abstract]
Schedule of related party balances
	June 30,	December 31,
	2018	2017
	Unaudited

Prepaid expenses (*)	$19	$31

(*)	Related to a software license agreement with a related party. See note 12b. for further details.

Schedule of related party transactions
	Six months ended June 30,
	2018	2017
	Unaudited

Bad debt collected (*)	$-	$226

Gain from sale of investment in affiliate (*)	$-	$450

Software licensing expenses (**)	$6	$6

(*)	Related to transactions with imatrix. The Company was a minority shareholder in imatrix corp., a Japanese company (“imatrix”). In September 2015, the Company required imatrix to repurchase all imatrix shares held by the Company pursuant to certain provisions of the Companies Act of Japan. However, since the parties could not agree on the correct valuation for such shares, in November 2015, the Company petitioned the Kawasaki Branch of Yokohama District Court in Japan to determine the share valuation of the Company’s shares in imatrix Corporation. In addition, the Company had also filed a claim regarding unpaid royalties pursuant to a commercial agreement between the two parties while imatrix separately claimed damages for unlawful termination of such agreement. In April 2017, the parties reached a settlement pursuant to which imatrix paid $676 to Cyren to settle all such claims. Out of the total settlement, $226 were paid for unpaid royalties and $450 were paid on account of the imatrix shares held by the Company. The $226 arising from imatrix’s bad debt collection were recorded under general and administrative expenses on the consolidated statements of operations. The $450 is presented as other income in the consolidated statement of operations.

(**)	Expenses arising from a software licensing agreement which was executed in March 2017. At the time of execution, the vendor was not a related party. On December 24, 2017, upon completion of the tender offer by WP, the vendor became a related party. The expenses were recorded under research and development expenses net, on the consolidated statements of operations.